N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: April 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments April 30, 2019 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.4%)

Education (0.8%)
Kansas Development Finance Authority 5.000% 06/01/2027	$250,000	$267,608
Kansas Development Finance Authority 5.000% 09/01/2039	200,000	202,176
		469,784
General Obligation (28.3%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027	250,000	291,767
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028	250,000	289,462
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029	250,000	287,133
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030	250,000	285,775
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031	500,000	568,485
City of Junction City KS 5.000% 09/01/2025	5,000	5,018
City of South Hutchinson KS 4.000% 10/01/2038	355,000	374,376
City of Wichita KS 4.500% 09/01/2022	150,000	151,094
City of Wichita KS 4.750% 09/01/2027	180,000	181,492
County of Clay KS 4.000% 10/01/2036	500,000	529,790
County of Scott KS 5.000% 04/01/2032	500,000	583,710
County of Seward KS 5.000% 08/01/2034	240,000	250,534
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030	250,000	276,625
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040	3,000,000	3,404,850
Geary County Unified School District No 475 4.000% 09/01/2033	350,000	381,717
Johnson & Miami Counties Unified School District No 230 Spring Hills 4.000% 09/01/2036	500,000	535,635
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039	2,000,000	2,316,960
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025	250,000	287,085
Leavenworth County Unified School District No 453 4.000% 09/01/2037	650,000	702,572
Leavenworth County Unified School District No 458 5.000% 09/01/2029	500,000	566,360
Leavenworth County Unified School District No 469 4.000% 09/01/2030	320,000	335,926
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	10,851
Neosho County Unified School District No 413 4.000% 09/01/2031	250,000	265,840
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039	1,000,000	1,082,440
Sedgwick County Unified School District No 261 Haysville 5.000% 11/01/2021	5,000	5,003
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035	405,000	458,225
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/2019	10,000	10,019
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/2020	15,000	15,033
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	85,000	93,814
Seward County Unified School District No 480 Liberal 5.000% 09/01/2034	500,000	555,975
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,200,950
		16,304,516
Health Care (19.9%)
Ashland Public Building Commission 5.000% 09/01/2030	1,020,000	1,102,457
Ashland Public Building Commission 5.000% 09/01/2032	550,000	600,342
Ashland Public Building Commission 5.000% 09/01/2035	500,000	533,985
City of Lawrence KS 5.000% 07/01/2043	1,500,000	1,723,095
City of Manhattan KS 5.000% 11/15/2023	250,000	277,355
City of Manhattan KS 5.000% 11/15/2024	250,000	277,313
City of Manhattan KS 5.000% 11/15/2029	500,000	548,100
City of Olathe KS 4.000% 09/01/2028	250,000	260,960
City of Olathe KS 4.000% 09/01/2030	295,000	306,632
Kansas Development Finance Authority 4.125% 11/15/2027	100,000	107,221
Kansas Development Finance Authority 5.000% 01/01/2040	65,000	66,153
Kansas Development Finance Authority 5.000% 03/01/2028	755,000	776,155
Kansas Development Finance Authority 5.000% 06/15/2039	1,000,000	1,003,520
Kansas Development Finance Authority 5.150% 11/15/2023	245,000	250,037
Kansas Development Finance Authority 5.250% 11/15/2024	245,000	250,666
Kansas Development Finance Authority 5.500% 11/15/2029	95,000	97,097
University of Kansas Hospital Authority 4.000% 09/01/2040	500,000	524,515
University of Kansas Hospital Authority 4.000% 09/01/2048	1,000,000	1,051,190
University of Kansas Hospital Authority 5.000% 09/01/2035	500,000	566,125
University of Kansas Hospital Authority 5.000% 09/01/2048	1,000,000	1,166,130
		11,489,048
Other Revenue (9.6%)
City of Manhattan KS 4.500% 12/01/2025	500,000	522,105
City of Manhattan KS 5.000% 12/01/2026	435,000	439,859
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,049,210
City of Wichita KS 4.000% 09/01/2038	1,000,000	1,042,210
Dickson County Public Building Commission 4.000% 08/01/2038	750,000	808,283
Kansas Development Finance Authority 4.125% 05/01/2031	500,000	511,300
Kansas Development Finance Authority 5.000% 05/01/2035	250,000	250,022
Kansas Development Finance Authority 5.000% 11/01/2034	500,000	508,225
Topeka Public Building Commission 5.000% 06/01/2022	255,000	260,286
Washington County Public Building Commission 4.000% 09/01/2028	100,000	106,888
		5,498,388
Pre-Refunded (24.1%)
City of Dodge City KS 4.400% 06/01/2025	350,000	350,854
City of Dodge City KS 4.500% 06/01/2028	100,000	100,253
City of Dodge City KS 5.000% 06/01/2021	310,000	310,915
*City of Dodge City KS 5.250% 06/01/2031	1,000,000	1,003,160
City of Junction City KS 4.250% 09/01/2021	100,000	100,913
City of Junction City KS 4.400% 09/01/2022	100,000	100,963
City of Junction City KS 4.500% 09/01/2023	100,000	100,996
City of Newton KS 4.750% 09/01/2029	435,000	439,681
City of Newton KS 5.000% 09/01/2021	100,000	101,160
City of Olathe KS 4.000% 09/01/2030	150,000	157,667
City of Olathe KS 5.000% 09/01/2030	250,000	252,788
City of Park City KS 5.100% 12/01/2020	200,000	204,278
City of Park City KS 5.375% 12/01/2025	250,000	255,555
City of Park City KS 5.500% 12/01/2024	100,000	102,372
City of Park City KS 6.000% 12/01/2029	500,000	513,310
City of Wichita KS 5.000% 11/15/2029	300,000	323,580
County of Neosho KS 4.000% 10/01/2023	500,000	504,590
County of Seward KS 5.000% 08/01/2034	260,000	271,362
Dickinson County Unified School District No 473 Chapman 4.400% 09/01/2029	100,000	100,970
Dickinson County Unified School District No 473 Chapman 5.000% 09/01/2027	325,000	328,803
Douglas County Unified School District No 491 Eudora 5.000% 09/01/2023	375,000	379,350
Douglas County Unified School District No 491 Eudora 5.125% 09/01/2029	250,000	253,003
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	135,000	150,146
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	115,000	127,862
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	140,000	155,707
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	110,000	122,302
Kansas Development Finance Authority 5.000% 01/01/2040	435,000	444,417
Kansas Development Finance Authority 5.000% 05/15/2025	250,000	250,322
Kansas Development Finance Authority 5.000% 05/15/2035	1,000,000	1,001,400
Kansas Development Finance Authority 5.150% 11/15/2023	5,000	5,088
Kansas Development Finance Authority 5.250% 11/15/2024	5,000	5,090
Kansas Development Finance Authority 5.500% 11/15/2029	5,000	5,097
Kansas Power Pool 5.000% 12/01/2031	750,000	788,782
Leavenworth County Unified School District No 453 4.750% 09/01/2025	300,000	303,627
*Leavenworth County Unified School District No 453 5.125% 03/01/2029	1,000,000	1,012,970
Leavenworth County Unified School District No 453 5.250% 03/01/2024	200,000	202,616
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	135,000	145,555
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	105,000	113,235
Seward County Unified School District No 480 Liberal 4.250% 09/01/2039	500,000	541,565
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	85,000	93,951
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	330,000	364,864
Washington County Public Building Commission 4.000% 09/01/2028	500,000	538,205
Washington County Public Building Commission 5.000% 09/01/2032	500,000	555,405
Washington County Public Building Commission 5.000% 09/01/2037	400,000	444,324
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025	250,000	283,593
		13,912,646
Transportation (1.5%)
State of Kansas Department of Transportation 5.000% 09/01/2033	500,000	583,430
State of Kansas Department of Transportation 5.000% 09/01/2035	250,000	289,525
		872,955
Utilities (14.2%)
Kansas Municipal Energy Agency 5.000% 04/01/2030	250,000	289,277
Kansas Municipal Energy Agency 5.000% 04/01/2032	500,000	570,680
Kansas Municipal Energy Agency 5.000% 04/01/2033	745,000	847,259
Kansas Municipal Energy Agency 5.000% 04/01/2035	300,000	339,297
Kansas Municipal Energy Agency 5.000% 04/01/2038	1,000,000	1,122,330
*Kansas Municipal Energy Agency 5.750% 07/01/2038	1,000,000	1,127,180
Kansas Power Pool 4.000% 12/01/2031	500,000	546,775
Kansas Power Pool 4.500% 12/01/2028	500,000	518,720
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028	500,000	594,095
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032	1,250,000	1,368,000
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035	500,000	567,370
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2036	250,000	266,418
		8,157,401

TOTAL MUNICIPAL BONDS (COST: $54,439,506)		$56,704,738

OTHER ASSETS LESS LIABILITIES (1.6%)		953,241

NET ASSETS (100.0%)		$57,657,979

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

MAINE MUNICIPAL FUND
Schedule of Investments April 30, 2019 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.6%)

Education (22.6%)
Maine Educational Loan Authority 5.875% 12/01/2039	$80,000	$80,237
Maine Educational Loan Authority 4.450% 12/01/2025	100,000	103,863
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	750,000	854,618
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034	250,000	283,670
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031	250,000	264,763
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024	270,000	291,173
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	1,128,254
Maine Health & Higher Educational Facilities Authority 5.125% 07/01/2039	470,000	472,674
		3,479,251
General Obligation (14.3%)
City of Auburn ME 4.500% 09/01/2022	100,000	109,439
City of Biddeford ME 4.000% 10/01/2026	250,000	287,458
State of Maine 4.000% 06/01/2020	150,000	154,976
City of Portland ME 4.250% 05/01/2029	150,000	150,012
City of Portland ME 4.125% 10/01/2029	100,000	101,083
City of Portland ME 5.000% 08/01/2021	125,000	135,706
City of Portland ME 5.000% 08/01/2022	125,000	135,933
City of Saco ME 4.000% 04/01/2028	100,000	102,343
Town of Scarborough ME 4.000% 11/01/2028	100,000	109,269
Maine School Administrative District No 51 4.000% 10/15/2029	100,000	110,533
*Maine School Administrative District No 28 4.000% 05/01/2036	500,000	545,370
City of Waterville ME 4.000% 07/01/2025	135,000	142,989
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	112,902
		2,198,012
Health Care (24.0%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	190,000	195,626
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	190,000	198,409
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	250,000	259,975
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2040	250,000	258,960
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029	1,000,000	1,128,070
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030	500,000	566,900
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031	500,000	561,145
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2022	30,000	30,044
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	415,000	417,162
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	80,000	80,522
		3,696,813
Housing (8.5%)
Maine State Housing Authority 4.000% 11/15/2035	435,000	446,010
Maine State Housing Authority 4.000% 11/15/2030	90,000	93,058
Maine State Housing Authority 4.000% 11/15/2044	500,000	509,825
Maine State Housing Authority 5.000% 06/15/2024	250,000	259,420
		1,308,313
Other Revenue (3.9%)
Maine Governmental Facilities Authority 4.000% 10/01/2024	200,000	210,608
Maine Municipal Bond Bank 4.000% 11/01/2038	125,000	130,396
Maine Municipal Bond Bank 5.000% 11/01/2025	125,000	140,558
Maine Municipal Bond Bank 5.000% 11/01/2027	100,000	118,419
Maine Municipal Bond Bank 4.900% 11/01/2024	5,000	5,006
		604,987
Pre-Refunded (17.0%)
Town of Gorham ME 4.000% 10/01/2023	100,000	103,859
Town of Gray ME 4.000% 10/15/2026	280,000	283,066
Town of Gray ME 4.000% 10/15/2027	280,000	283,066
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	50,000	52,030
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	10,000	10,348
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	10,000	10,436
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	17,099
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	195,000	196,108
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	35,000	35,199
Maine Health & Higher Educational Facilities Authority 5.125% 07/01/2039	245,000	246,431
*Maine Municipal Bond Bank 5.000% 09/01/2024	1,000,000	1,011,320
Regional School Unit No 1 Lower Kennebec Region School Unit 5.000% 02/01/2026	100,000	105,556
Maine School Administrative District No 51 4.250% 10/15/2029	250,000	253,010
		2,607,527
Transportation (5.6%)
Maine Turnpike Authority 4.000% 07/01/2032	250,000	265,780
City of Portland ME General Airport Revenue 5.250% 01/01/2035	250,000	254,565
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	110,007
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	112,624
City of Portland ME General Airport Revenue 5.000% 07/01/2024	100,000	112,239
		855,215
Utilities (2.7%)
Kennebunk Light & Power District 5.000% 08/01/2022	410,000	410,800

TOTAL MUNICIPAL BONDS (COST: $14,676,106)		$15,160,918

OTHER ASSETS LESS LIABILITIES (1.4%)		220,573

NET ASSETS (100.0%)		$15,381,491

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEBRASKA MUNICIPAL FUND
Schedule of Investments April 30, 2019 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.5%)

Education (10.5%)
Nebraska Educational Health & Social Services Finance Authority 5.050% 09/01/2030	$250,000	$268,975
University of Nebraska 5.000% 07/01/2035	1,500,000	1,735,695
University of Nebraska 5.000% 05/15/2035	500,000	579,970
University of Nebraska 5.000% 05/15/2033	250,000	292,563
University of Nebraska 4.000% 07/01/2024	250,000	251,070
University of Nebraska 5.000% 07/01/2042	1,000,000	1,076,130
University of Nebraska 5.000% 07/01/2038	250,000	274,397
		4,478,800
General Obligation (29.5%)
*Omaha School District 5.000% 12/15/2029	1,630,000	1,982,879
Elkhorn School District 4.000% 12/15/2034	300,000	324,357
Elkhorn School District 4.000% 12/15/2030	500,000	554,095
Elkhorn School District 4.000% 12/15/2034	500,000	554,535
Douglas County School District No 59/NE 3.500% 06/15/2043	500,000	505,345
Hall County Airport Authority 5.000% 07/15/2030	410,000	439,598
Hall County Airport Authority 5.000% 07/15/2031	435,000	465,193
Grand Island Public Schools 5.000% 12/15/2033	500,000	570,515
Grand Island Public Schools 5.000% 12/15/2039	500,000	571,725
Knox County School District N0 576 4.000% 12/15/2038	590,000	621,418
West Haymarket Joint Public Agency 5.000% 12/15/2042	750,000	812,002
City of Omaha NE 5.000% 04/15/2027	955,000	1,159,733
City of Omaha NE 5.000% 04/15/2028	500,000	603,925
City of Omaha NE 3.750% 01/15/2038	500,000	525,325
Papio Missouri River Natural Resource District 4.000% 12/15/2030	1,000,000	1,019,240
Gretna Public Schools 5.000% 12/15/2035	250,000	288,677
Scotts Bluff County School District No 32 5.000% 12/01/2031	250,000	291,982
City of Sidney NE 4.000% 12/15/2036	1,250,000	1,302,013
		12,592,557
Health Care (10.0%)
Douglas County Hospital Authority No 2 5.500% 01/01/2030	500,000	512,220
Douglas County Hospital Authority No 2 5.000% 05/15/2027	200,000	238,176
Hospital Authority No 1 of Lancaster County 5.500% 01/01/2030	250,000	256,110
Lincoln County Hospital Authority No 1 5.000% 11/01/2023	250,000	269,970
Lincoln County Hospital Authority No 1 5.000% 11/01/2024	250,000	270,068
Lincoln County Hospital Authority No 1 5.000% 11/01/2025	250,000	270,643
Lincoln County Hospital Authority No 1 5.000% 11/01/2032	250,000	263,142
Madison County Hospital Authority No 1 5.000% 07/01/2031	500,000	559,100
Madison County Hospital Authority No 1 5.000% 07/01/2032	335,000	373,227
Madison County Hospital Authority No 1 5.000% 07/01/2033	450,000	500,103
Madison County Hospital Authority No 1 5.000% 07/01/2034	215,000	238,065
Sarpy County Hospital Authority No 1 5.500% 01/01/2030	500,000	512,220
		4,263,044
Other Revenue (0.3%)
Omaha Public Facilities Corp 4.000% 11/15/2031	115,000	115,213

Pre-Refunded (8.9%)
County of Douglas NE 5.500% 07/01/2030	350,000	365,981
*County of Douglas NE 5.875% 07/01/2040	1,500,000	1,574,805
City of Omaha NE 5.000% 10/15/2025	45,000	45,691
City of Omaha NE 5.000% 10/15/2025	205,000	208,149
*City of Omaha NE 5.000% 02/01/2027	1,000,000	1,092,740
University of Nebraska 4.500% 05/15/2030	250,000	257,297
University of Nebraska 5.000% 05/15/2035	275,000	284,441
		3,829,104
Transportation (5.4%)
City of Lincoln NE 5.500% 08/15/2031	500,000	536,265
Omaha Airport Authority 5.000% 12/15/2027	500,000	601,760
Omaha Airport Authority 5.000% 12/15/2036	1,000,000	1,159,380
		2,297,405
Utilities (32.9%)
*Central Plains Energy Project 5.000% 09/01/2027	2,000,000	2,146,840
Central Plains Energy Project 5.250% 09/01/2037	500,000	539,510
Central Plains Energy Project 5.000% 09/01/2042	500,000	541,200
City of Columbus NE Combined Revenue 4.000% 12/15/2032	100,000	109,625
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026	250,000	286,308
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032	500,000	529,350
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037	1,000,000	1,095,530
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025	275,000	304,293
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027	400,000	440,432
City of Lincoln NE Water Revenue 4.000% 08/15/2025	250,000	252,055
City of Lincoln NE Water Revenue 4.500% 08/15/2034	250,000	251,915
Metropolitan Utilities District of Omaha 4.000% 12/15/2026	250,000	271,310
Municipal Energy Agency of Nebraska 5.000% 04/01/2030	500,000	547,340
Municipal Energy Agency of Nebraska 5.000% 04/01/2032	100,000	108,843
Nebraska Public Power District 5.000% 01/01/2041	250,000	287,503
Nebraska Public Power District 5.000% 01/01/2036	2,355,000	2,701,020
Nebraska Public Power District 5.000% 01/01/2030	500,000	545,980
City of Omaha NE Sewer Revenue 5.000% 11/15/2029	250,000	292,385
*City of Omaha NE Sewer Revenue 5.000% 11/15/2030	250,000	290,455
City of Omaha NE Sewer Revenue 5.000% 11/15/2031	500,000	577,210
City of Omaha NE Sewer Revenue 4.000% 04/01/2035	250,000	270,272
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032	250,000	287,802
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031	445,000	523,685
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032	400,000	436,076
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035	365,000	395,036
		14,031,975

TOTAL MUNICIPAL BONDS (COST: $39,921,649)		$41,608,098

OTHER ASSETS LESS LIABILITIES (2.5%)		1,079,633

NET ASSETS (100.0%)		$42,687,731

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

OKLAHOMA MUNICIPAL BOND
Schedule of Investments April 30, 2019 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.1%)

Education (16.3%)
Oklahoma Agricultural & Mechanical Colleges 4.400% 08/01/2039	$630,000	$643,337
*Oklahoma City Community College/OK 4.375% 07/01/2030	750,000	770,880
Oklahoma Development Finance Authority 4.400% 12/01/2029	250,000	253,905
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	565,145
Oklahoma Development Finance Authority 5.000% 06/01/2029	250,000	289,390
Oklahoma Development Finance Authority 5.000% 06/01/2034	500,000	567,695
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	563,095
Oklahoma Development Finance Authority 4.000% 08/01/2030	280,000	303,377
Oklahoma Development Finance Authority 4.000% 08/01/2031	290,000	312,426
Oklahoma Development Finance Authority 4.000% 08/01/2032	305,000	327,378
Oklahoma Development Finance Authority 4.000% 08/01/2033	315,000	337,110
University of Oklahoma/The 5.000% 07/01/2037	290,000	312,571
University of Oklahoma/The 5.000% 07/01/2036	500,000	572,060
University of Oklahoma/The 4.000% 07/01/2040	650,000	690,671
University of Oklahoma/The 5.000% 07/01/2038	500,000	571,750
		7,080,789
General Obligation (3.4%)
City of Broken Arrow OK 4.000% 12/01/2037	605,000	647,072
City of Broken Arrow OK 4.000% 12/01/2038	610,000	650,858
City of Broken Arrow OK 4.125% 08/01/2031	180,000	188,653
		1,486,582
Health Care (6.9)
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	414,922
Oklahoma Development Finance Authority 5.000% 08/15/2029	250,000	291,178
Oklahoma Development Finance Authority 4.000% 08/15/2038	250,000	263,030
Oklahoma Development Finance Authority 5.000% 08/15/2029	345,000	407,221
Oklahoma Development Finance Authority 5.000% 08/15/2033	175,000	199,014
Oklahoma Development Finance Authority 4.000% 08/15/2048	825,000	876,092
Oklahoma Development Finance Authority 5.000% 07/01/2035	250,000	272,128
Tulsa County Industrial Authority 4.600% 02/01/2035	250,000	254,240
		2,977,823
Other Revenue (20.5%)
Caddo County Governmental Building Authority 5.000% 09/01/2040	1,010,000	1,127,160
Grady County School Finance Authority 5.000% 09/01/2032	370,000	438,898
Leflore County Public Facility Authority 3.000% 12/01/2032	500,000	496,300
City of Oklahoma City OK 5.000% 03/01/2032	250,000	258,078
City of Oklahoma City OK 5.000% 03/01/2034	500,000	513,370
City of Oklahoma City OK 5.000% 03/01/2033	250,000	257,033
Oklahoma City Public Property Authority 5.000% 10/01/2027	350,000	413,994
Oklahoma City Public Property Authority 5.000% 10/01/2028	400,000	471,064
Oklahoma City Public Property Authority 5.000% 10/01/2029	625,000	731,525
Oklahoma City Public Property Authority 5.000% 10/01/2036	230,000	264,098
Oklahoma City Public Property Authority 5.000% 10/01/2039	835,000	949,453
#Oklahoma Capitol Improvement Authority 4.000% 07/01/2045	500,000	534,845
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043	500,000	526,685
Okmulgee County Governmental Building Authority 4.250% 12/01/2035	500,000	530,250
Sand Springs Municipal Authority 4.250% 01/01/2035	250,000	268,728
Sand Springs Municipal Authority 4.000% 01/01/2036	500,000	526,905
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	590,953
		8,899,337
Pre-Refunded (9.7)
Collinsville Municipal Authority 5.000% 03/01/2035	275,000	283,663
Collinsville Municipal Authority 5.000% 03/01/2040	250,000	257,875
*Grand River Dam Authority 5.250% 06/01/2040	2,000,000	2,072,280
Oklahoma Agricultural & Mechanical Colleges 5.000% 07/01/2039	140,000	140,795
Oklahoma City Water Utilities Trust 4.000% 07/01/2034	250,000	251,053
Oklahoma Development Finance Authority 5.000% 02/15/2042	250,000	272,710
Oklahoma Turnpike Authority 5.000% 01/01/2030	250,000	264,483
Pawnee County Public Programs Authority 4.875% 02/01/2030	145,000	148,613
*Rogers County Industrial Development Authority 4.900% 04/01/2035	500,000	515,135
		4,206,606
Transportation (15.7%)
Oklahoma Capitol Improvement Authority 4.000% 10/01/2024	800,000	850,864
Oklahoma Capitol Improvement Authority 4.000% 10/01/2025	1,000,000	1,063,190
Oklahoma Turnpike Authority 5.000% 01/01/2028	250,000	265,823
Oklahoma Turnpike Authority 4.000% 01/01/2042	1,000,000	1,069,200
Oklahoma Turnpike Authority 4.000% 01/01/2038	100,000	106,967
Tulsa Airports Improvement Trust 5.000% 06/01/2023	420,000	447,523
Tulsa Airports Improvement Trust 5.000% 06/01/2024	230,000	244,681
Tulsa Airports Improvement Trust 5.250% 06/01/2025	245,000	261,682
Tulsa Airports Improvement Trust 5.250% 06/01/2026	360,000	384,444
Tulsa Airports Improvement Trust 4.000% 06/01/2035	1,355,000	1,436,178
Tulsa Airports Improvement Trust 4.000% 06/01/2036	145,000	153,103
Tulsa Parking Authority 4.000% 07/01/2025	500,000	523,870
		6,807,524
Utilities (24.6%)
Clinton Public Works Authority 4.000% 12/01/2034	750,000	794,498
Clinton Public Works Authority 4.000% 12/01/2039	500,000	526,385
Coweta Public Works Authority 4.000% 08/01/2032	1,000,000	1,068,730
Glenpool Utility Services Authority 5.100% 12/01/2035	250,000	261,823
Miami Special Utility Authority 4.000% 12/01/2036	500,000	540,975
*Midwest City Municipal Authority 5.000% 03/01/2025	2,000,000	2,129,960
Oklahoma City Water Utilities Trust 5.000% 07/01/2031	250,000	269,038
Oklahoma City Water Utilities Trust 5.000% 07/01/2034	100,000	115,713
Oklahoma City Water Utilities Trust 4.000% 07/01/2039	175,000	186,358
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	785,000	850,461
Oklahoma Water Resources Board 5.000% 04/01/2032	140,000	153,252
Oklahoma Water Resources Board 4.000% 04/01/2025	150,000	160,593
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	291,360
Oklahoma Water Resources Board 5.000% 10/01/2033	500,000	574,425
Oklahoma Water Resources Board 4.000% 10/01/2043	830,000	895,935
Oklahoma Water Resources Board 4.000% 10/01/2048	850,000	916,079
Sallisaw Municipal Authority 4.450% 01/01/2028	100,000	101,713
Sapulpa Municipal Authority 5.000% 04/01/2028	750,000	836,348
		10,673,644

TOTAL MUNICIPAL BONDS (COST: $40,346,731)		$42,132,305

OTHER ASSETS LESS LIABILITIES (2.9%)		1,259,596

NET ASSETS (100.0%)		$43,391,901

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of April 30, 2019

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments April 30, 2019 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.6%)

Education (7.1%)
*Montana State Board of Regents 4.000% 05/15/2025	$2,000,000	$2,154,200
Montana State Board of Regents 4.000% 05/15/2026	1,145,000	1,226,535
Montana State Board of Regents 4.000% 11/15/2025	500,000	542,925
Montana State Board of Regents 5.000% 11/15/2025	500,000	577,940
Montana State Board of Regents 5.000% 11/15/2030	240,000	274,714
		4,776,314
General Obligation (35.9%)
City of Bozeman MT 4.000% 07/01/2028	540,000	598,714
City & County of Butte Silver Bow MT 4.000% 07/01/2030	225,000	251,321
City & County of Butte Silver Bow MT 4.000% 07/01/2032	240,000	263,266
City & County of Butte Silver Bow MT 4.500% 07/01/2034	850,000	962,906
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031	700,000	789,530
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039	455,000	547,884
Gallatin County School District No 72 Ophir 3.500% 07/01/2023	555,000	577,638
Gallatin County School District No 72 Ophir 3.750% 07/01/2024	645,000	672,238
Gallatin County School District No 72 Ophir 4.000% 07/01/2025	420,000	439,538
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032	610,000	666,712
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033	260,000	283,249
Gallatin County School District No 27 Monforton 4.250% 06/15/2026	415,000	459,314
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	601,548
Missoula High School District No 1 4.000% 07/01/2032	275,000	304,510
Hellgate School District No 4 5.000% 06/15/2028	500,000	611,120
Hellgate School District No 4 5.000% 06/15/2029	500,000	606,945
Hellgate School District No 4 5.000% 06/15/2030	500,000	603,220
City of Missoula MT 4.000% 07/01/2031	250,000	276,350
*Missoula County Elementary School District No 1 4.000% 07/01/2032	500,000	546,065
Missoula County Elementary School District No 1 4.000% 07/01/2033	750,000	826,590
State of Montana 4.000% 08/01/2023	385,000	428,751
State of Montana 4.000% 08/01/2026	855,000	964,748
State of Montana 4.000% 08/01/2027	480,000	539,222
County of Ravalli MT 4.250% 07/01/2027	150,000	150,570
County of Ravalli MT 4.350% 07/01/2028	155,000	155,690
County of Ravalli MT 4.400% 07/01/2029	165,000	165,713
County of Ravalli MT 4.250% 07/01/2030	755,000	829,307
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038	250,000	272,755
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039	250,000	271,878
Silver Bow County School District No 1 4.000% 07/01/2038	1,960,000	2,122,268
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039	300,000	359,661
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037	530,000	592,561
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039	275,000	305,176
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031	450,000	493,227
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	585,840
Yellowstone County School District No 2 Billings 5.000% 06/15/2026	515,000	601,474
Yellowstone County School District No 2 Billings 5.000% 06/15/2027	1,000,000	1,165,700
Yellowstone County School District No 2 Billings 5.000% 06/15/2031	350,000	408,454
Yellowstone County School District No 2 Billings 5.000% 06/15/2032	435,000	504,970
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037	1,000,000	1,191,340
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038	1,000,000	1,186,860
		24,184,821
Health Care (18.2%)
Montana Facility Finance Authority 4.500% 07/01/2023	1,025,000	1,070,807
*Montana Facility Finance Authority 4.650% 07/01/2024	1,365,000	1,428,200
Montana Facility Finance Authority 4.750% 07/01/2025	380,000	398,035
Montana Facility Finance Authority 5.000% 07/01/2032	1,000,000	1,160,830
Montana Facility Finance Authority 5.000% 07/01/2033	1,000,000	1,155,050
Montana Facility Finance Authority 4.750% 01/01/2040	705,000	716,858
Montana Facility Finance Authority 4.500% 01/01/2024	1,000,000	1,016,920
Montana Facility Finance Authority 5.000% 01/01/2024	400,000	408,796
Montana Facility Finance Authority 5.000% 08/15/2048	500,000	579,975
Montana Facility Finance Authority 5.000% 06/01/2028	1,015,000	1,178,263
Montana Facility Finance Authority 5.000% 06/01/2029	915,000	1,066,588
Montana Facility Finance Authority 5.000% 06/01/2035	425,000	502,779
Montana Facility Finance Authority 5.000% 06/01/2036	700,000	823,795
County of Yellowstone MT 4.000% 10/01/2029	710,000	782,889
		12,289,784
Housing (7.2%)
Montana Board of Housing 3.000% 12/01/2023	75,000	75,612
Montana Board of Housing 3.150% 06/01/2024	295,000	298,431
Montana Board of Housing 3.150% 12/01/2024	105,000	106,518
Montana Board of Housing 3.350% 06/01/2025	135,000	138,071
Montana Board of Housing 3.875% 12/01/2023	165,000	172,131
Montana Board of Housing 4.050% 06/01/2024	150,000	159,659
Montana Board of Housing 4.050% 12/01/2024	425,000	452,451
Montana Board of Housing 4.650% 12/01/2028	230,000	245,442
*Montana Board of Housing 4.700% 12/01/2026	605,000	622,376
Montana Board of Housing 4.850% 06/01/2028	280,000	286,317
Montana Board of Housing 3.850% 06/01/2019	425,000	425,421
Montana Board of Housing 3.100% 06/01/2021	330,000	336,999
Montana Board of Housing 3.400% 12/01/2033	500,000	511,080
Montana Board of Housing 3.800% 12/01/2038	1,000,000	1,020,270
		4,850,778
Other Revenue (13.3%)
City of Billings MT 5.500% 07/01/2026	300,000	308,625
City of Billings MT 4.550% 07/01/2020	10,000	10,006
City of Billings MT 4.700% 07/01/2021	70,000	70,053
City of Billings MT 4.800% 07/01/2022	70,000	70,011
City of Billings MT 4.375% 07/01/2029	490,000	512,991
*City of Billings MT 5.000% 07/01/2033	900,000	944,217
City of Billings MT 5.000% 07/01/2032	710,000	821,101
City of Bozeman MT 4.950% 07/01/2028	200,000	203,368
City & County of Butte Silver Bow MT 5.000% 07/01/2021	600,000	616,062
Gallatin County Rural Improvement District 5.500% 07/01/2025	535,000	535,460
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,001,510
City of Great Falls MT 5.550% 07/01/2029	275,000	283,008
City of Kalispell MT 5.000% 07/01/2033	500,000	594,250
City of Livingston MT 4.000% 07/01/2034	525,000	553,114
Madison County Rural Improvement District 5.500% 07/01/2025	610,000	610,805
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,001,370
City of Missoula MT 4.750% 07/01/2027	160,000	160,267
City of Missoula MT 6.000% 07/01/2030	200,000	206,732
City of Missoula MT 5.125% 07/01/2026	125,000	125,199
Montana Facility Finance Authority 6.300% 10/01/2020	350,000	351,166
		8,979,314
Pre-Refunded (5.3%)
Montana Facility Finance Authority 5.250% 06/01/2030	660,000	684,215
Montana Facility Finance Authority 5.125% 06/01/2026	1,000,000	1,041,980
Montana Facility Finance Authority 5.500% 01/01/2025	575,000	612,243
Montana Facility Finance Authority 5.750% 01/01/2031	815,000	871,129
Montana State Board of Regents 5.000% 11/15/2023	250,000	271,668
University of Montana/Missoula MT 5.375% 05/15/2019	75,000	75,057
		3,556,292
Transportation (4.3%)
City of Billings MT Airport Revenue 4.750% 07/01/2019	350,000	351,404
City of Billings MT Airport Revenue 5.000% 07/01/2020	235,000	241,850
Missoula Parking Commission 4.000% 10/01/2026	835,000	911,595
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	100,144
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	105,088
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	370,000	371,972
Missoula Special Improvement Districts/MT 4.000% 07/01/2019	60,000	60,116
Missoula Special Improvement Districts/MT 4.625% 07/01/2023	240,000	244,968
Missoula Special Improvement Districts/MT 5.250% 07/01/2027	240,000	246,682
Missoula Special Improvement Districts/MT 5.500% 07/01/2031	235,000	241,272
		2,875,091
Utilities (6.3%)
City of Billings MT 5.000% 07/01/2031	260,000	315,775
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039	1,510,000	1,571,517
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025	215,000	236,124
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026	225,000	246,137
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028	250,000	280,960
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029	250,000	277,853
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033	250,000	275,845
*City of Forsyth MT 5.000% 05/01/2033	1,000,000	1,053,370
		4,257,580

TOTAL MUNICPAL BONDS (COST: $63,184,476)		$65,769,974

OTHER ASSETS LESS LIABILITIES (2.4%)		1,640,318

NET ASSETS (100.0%)		$67,410,292

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments April 30, 2019 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.9%)

Education (7.1%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025	$415,000	$464,734
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028	365,000	401,099
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033	500,000	534,100
University of North Dakota 5.000% 04/01/2024	250,000	274,090
		1,674,022
General Obligation (20.4%)
Bismarck Public School District No 1 4.000% 05/01/2026	750,000	806,453
Dickinson Public School District No 1 4.000% 08/01/2034	400,000	430,912
City of Fargo ND 4.000% 05/01/2023	300,000	315,594
City of Grand Forks ND 4.000% 12/01/2039	470,000	508,587
City of Grand Forks ND 4.500% 05/01/2032	240,000	262,118
City of Horace ND 4.250% 05/01/2035	340,000	357,755
Mandan Public School District No 1 3.125% 08/01/2024	200,000	210,456
City of Minot ND Airport Revenue 3.500% 10/01/2025	570,000	599,532
City of Minot ND Airport Revenue 4.000% 10/01/2028	355,000	376,201
*West Fargo Public School District No 6 4.000% 05/01/2023	500,000	526,805
City of Williston ND 4.000% 05/01/2035	200,000	207,872
City of Williston ND 4.000% 05/01/2038	230,000	237,997
		4,840,281
Health Care (26.1%)
County of Cass ND 5.000% 02/15/2033	445,000	501,818
County of Cass ND 4.125% 02/15/2037	595,000	620,543
County of Cass ND 4.250% 02/15/2043	1,290,000	1,346,141
City of Fargo ND 5.500% 11/01/2020	500,000	531,805
City of Fargo ND 6.000% 11/01/2028	500,000	558,995
City of Grand Forks ND 5.000% 12/01/2022	500,000	538,595
City of Grand Forks ND 4.000% 12/01/2027	400,000	415,692
City of Grand Forks ND 5.000% 12/01/2032	250,000	264,065
City of Grand Forks ND 5.125% 12/01/2025	250,000	267,190
City of Grand Forks ND 3.000% 12/01/2020	135,000	134,942
City of Langdon ND 6.200% 01/01/2025	155,000	155,236
North Dakota Housing Finance Agency 3.500% 07/01/2035	750,000	768,120
County of Ward ND 5.000% 06/01/2053	100,000	108,664
		6,211,805
Housing (2.0%)
North Dakota Housing Finance Agency 3.650% 01/01/2020	60,000	60,614
North Dakota Housing Finance Agency 3.050% 07/01/2021	150,000	153,159
North Dakota Housing Finance Agency 3.550% 07/01/2033	250,000	255,930
		469,703
Other Revenue (22.0%)
Barnes County North Public School District Building Authority 4.000% 05/01/2022	250,000	257,925
Bismarck Parks & Recreation District 3.500% 04/01/2025	280,000	280,294
Bismarck Parks & Recreation District 3.650% 04/01/2027	295,000	295,348
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032	400,000	417,264
City of Grand Forks ND 5.000% 12/15/2028	250,000	296,208
Jamestown Park District/ND 4.000% 07/01/2032	500,000	533,055
Jamestown Park District/ND 4.000% 07/01/2033	345,000	364,244
*City of Mandan ND 4.000% 09/01/2034	500,000	526,655
Minot Park District 3.750% 12/01/2038	435,000	451,630
North Dakota Public Finance Authority 5.000% 06/01/2020	80,000	80,058
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,264
North Dakota Public Finance Authority 6.000% 06/01/2034	200,000	200,830
North Dakota Public Finance Authority 4.500% 06/01/2026	400,000	425,024
North Dakota Public Finance Authority 4.000% 06/01/2030	400,000	428,344
North Dakota Public Finance Authority 4.000% 06/01/2028	265,000	288,259
North Dakota Public Finance Authority 5.000% 06/01/2028	130,000	152,504
		5,237,906
Pre-Refunded (5.8%)
County of Burleigh ND 5.000% 07/01/2022	300,000	333,624
County of Burleigh ND 4.500% 07/01/2032	250,000	271,963
County of Burleigh ND 5.000% 07/01/2035	500,000	534,840
Grand Forks Regional Airport Authority 4.500% 06/01/2028	230,000	243,085
		1,383,511
Transportation (5.2%)
Grand Forks Regional Airport Authority 4.600% 06/01/2024	350,000	350,914
Grand Forks Regional Airport Authority 5.000% 06/01/2029	500,000	501,570
Grand Forks Regional Airport Authority 4.500% 06/01/2028	370,000	389,362
		1,241,846
Utilities (9.3%)
City of Bismarck ND Water Revenue 3.000% 04/01/2021	495,000	495,421
*City of Bismarck ND Water Revenue 3.625% 04/01/2025	675,000	675,581
City of Bismarck ND Water Revenue 3.750% 04/01/2026	265,000	265,199
*County of McLean ND 4.875% 07/01/2026	750,000	774,173
		2,210,373

TOTAL MUNICIPAL BONDS (COST: 22,361,040)		$23,269,446

OTHER ASSETS LESS LIABILITIES (2.1%)		507,432

NET ASSETS (100.0%)		$23,776,878

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of April 30, 2019, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Kansas Municipal Fund	Maine Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$54,439,506	$14,676,106	$39,921,649	$40,346,731	$63,184,476	$22,361,040
Unrealized appreciation	$2,288,353	$484,812	$1,686,449	$1,785,574	$2,607,542	$908,464
Unrealized depreciation	($23,121)	$0	$0	$0	($22,044)	($58)
Net unrealized appreciation (depreciation)*	$2,265,232	$484,812	$1,686,449	$1,785,574	$2,585,498	$908,406

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2019:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$56,704,738	$0	$56,704,738
Total	$0	$56,704,738	$0	$56,704,738

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$15,160,918	$0	$15,160,918
Total	$0	$15,160,918	$0	$15,160,918

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$41,608,098	$0	$41,608,098
Total	$0	$41,608,098	$0	$41,608,098

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$42,132,305	$0	$42,132,305
Total	$0	$42,132,305	$0	$42,132,305
	.
Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$65,769,974	$0	$65,769,974
Total	$0	$65,769,974	$0	$65,769,974

Viking Tax-Free Fund for North Dakota
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$23,269,446	$0	$23,269,446
Total	$0	$23,269,446	$0	$23,269,446

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 25, 2019

By: /s/ Adam Forthun
Adam Forthun
Treasurer

June 25, 2019